OPTIONS (Details) - Executive Officers - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Outstanding options beginning balance		5,100,000
Options expired		(5,100,000)
Option ending balance	$ 0	$ 0
Weighted average exercise price, beginning		$ 0.31
Weighted average exercise price, expired		$ 0.31
Weighted average life remaining, beginning		9 months 10 days